Impairment of Jaguar Land Rover Business - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Recoverable value	₨ 722,907.6
Impairment Charge	278,379.1
Impairment of Goodwill	₨ 81.1	$ 1.2	₨ 142.5